Note 17 - Other supplemental information (Detail) - Summary of other supplemental information (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 2,305,537	$ 2,224,171	$ 1,986,271
Operating earnings	78,397	98,061	97,532
Cash payments made during the period
Income taxes	25,673	43,897	43,809
Interest	18,860	16,240	18,301
Non-cash financing activities
Increases in capital lease obligations	2,948	1,540	1,240
Other expenses
Rent expense	68,580	65,992	57,600
Franchisor Operations [Member]
Revenues	75,025	74,429	69,382
Operating earnings	16,801	16,110	10,334
Initial franchise fee revenues	$ 5,950	$ 5,857	$ 4,677